Related party transactions - Receivables (Payables) from Related Parties (Details) - USD ($) $ in Millions		Jun. 30, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries		$ 141.1	$ 128.1
Trading balances due to Seadrill and subsidiaries		(36.3)	(145.8)
Due to related parties		(178.4)	(306.0)
Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Trading balances due from Seadrill and subsidiaries	[1]	141.1	175.9
Trading balances due to Seadrill and subsidiaries	[1]	(295.7)	(354.7)
Rig financing agreement with Seadrill	[2]	(129.0)	(139.0)
Vendor Financing Loan | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	[3]	0.0	(109.5)
Loan Agreement | Seadrill Limited | Credit Facilities | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	[2]	(49.4)	(57.5)
Deferred and Contingent Consideration to Related Party, Current | Seadrill Limited | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	[4]	(37.8)	(60.4)
Deferred and Contingent Consideration to Related Party, Noncurrent | Seadrill Limited | Seadrill Limited
Related Party Transaction [Line Items]
Due to related parties	[4]	(172.3)	(185.4)
Interest Rate Swap Agreement | Seadrill Limited | Seadrill Limited
Related Party Transaction [Line Items]
Due from related parties	[5]	$ (6.5)	$ 2.2

[1]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest and interest rate swap agreements. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.
[2]	Rig financing agreements and loan agreements – See Note 11 of the Company's audited 2015 financial statements for details of the $440 million Rig Financing Agreement and West Vencedor Loan Agreement.
[3]	$109.5 million vendor financing loan - On May 17, 2013, Seadrill Partners Operating LLC entered into a $109.5 million loan agreement with Seadrill as the lender to finance the acquisition of the T-15. The T-15 loan agreement bears interest at a rate of LIBOR plus 5% and matured in May 2016.
[4]	Deferred consideration to related party - On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. On the acquisition of the West Polaris in 2015 the Company recognized a Seller's Credit balance of $44.6 million and a long term contingent consideration balance of $95.3 million. As of June 30, 2016 the short-term portion of these balances relating to the West Vela and West Polaris are $29.6 million and $8.2 million respectively, which are presented within other related party payables on the balance sheet. As of June 30, 2016 the long-term portion of the balances relating to the West Vela and West Polaris are $84.0 million and $88.0 million respectively. During the six months ended June 30, 2016, the Company recognized accretion on the unwind of the discount of the contingent liabilities of $7.8 million.
[5]	Derivatives with Seadrill - Interest rate swaps - As of June 30, 2016, the Company was party to interest rate swap agreements with Seadrill for a combined outstanding principal amount of approximately $637.8 million at rates between 1.10% per annum and 1.93% per annum. The swap agreements mature between July 2018 and December 2020. The net loss recognized on the Company’s interest rate swaps with Seadrill for the six months ended June 30, 2016, was $11.2 million (six months ended June 30, 2015: net loss of $7.1 million).